Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Current income tax expense	$ 78,115,422	$ 45,952,177	$ 21,970,299
Deferred income tax expense (benefit)	(2,219,312)	8,764,386	365,280
Income taxes	$ 75,896,110	$ 54,716,563	$ 22,335,579